Visio 2021-1R Trust ABS-15G

Exhibit 99.1

EXECUTIVE SUMMARY

DESCRIPTION OF DUE DILIGENCE PERFORMED

(1) Type of assets that were reviewed.

AMC Diligence, LLC (“AMC”) performed certain due diligence services described below on business purpose loans. The review was conducted on behalf of Residential Credit Opportunities II, LLC (“Client”) from February 2018 to March 2020 via files imaged and provided by Client (the “Review”).

The securitization transaction referred to as the Visio 2021-1R transaction (the “Current Securitization”) has an aggregate loan population of 644. In total during the Review, AMC reviewed a total of 18 unique mortgage loans for inclusion in the securitization.

In addition to the Review, AMC also previously performed certain due diligence services (the “Previous Review”) with respect to an additional 626 loans (the “Previously Reviewed Loans”) that are included in the Current Securitization and that were previously included in prior securitization transactions referred to as the RCO 2016-SFR1, RCO 2017-NV1, RCO 2018-VFS1, and Visio 2019-1 transactions. Information with respect to the Previously Reviewed Loans can be found in (i) Exhibit 99.2 in the Form ABS-15G filed by RCO 2016-SFR1 Trust on November 16, 2016 (Accession Number: 0000891092-16-018916), (ii) Exhibit 99.2 in the Form ABS-15G/A filed by RCO 2016-SFR1 Trust on November 18, 2016 (Accession Number: 0000891092-16-018982), (iii) Exhibit 99.2 in the Form ABS 15G filed by RCO 2017-INV1 Depositor LLC and RCO 2017-INV1 Trust on October 25, 2017 (Accession Number: 0000891092-17-007626), (iv) Exhibit 99.2 in the Form ABS 15G/A filed by RCO 2017-INV1 Depositor LLC and RCO 2017-INV1 Trust on November 1, 2017 (Accession Number: 0000891092-17-007897), (v) Exhibit 99.2 in the Form ABS 15G/A filed by RCO 2018-VFS1 Depositor LLC on November 13, 2018 (Accession Number: 0000891092-18-008231) and (vi) Exhibit 99.2 in the Form ABS 15G filed by Visio 2019-1 Depositor LLC on April 19, 2019 (Accession Number: 0000891092-19-004641) (items (i) through (vi) collectively, the “Previous Executive Summaries”). The AMC Loan ID# for each of the Previously Reviewed Loans can be found on Exhibit A attached hereto.

(2) Sample size of the assets reviewed.

The initial population consisted of eighteen (18) mortgage loans with an aggregate original principal balance of approximately $4.012 million.

18 Loans were reviewed by AMC pursuant to the Review. To AMC’s knowledge, the Review covered 100% of the securitization loan population.

(3) Determination of the sample size and computation.

The Review was conducted consistent with the criteria, as may be relevant for this securitization, for the NRSRO(s) identified in Item 3 of the ABS Due Diligence-15E.

(4) Quality or integrity of information or data about the assets: review and methodology.

AMC collected data fields during the course of the review and compared it to the tape provided by the Client. The data reconciliation, where such information was available, involved 29 potential fields as listed below:

# of Units	Interest Rate Life Cap	Occupancy	Refi Purpose
Amortization Type	Interest Rate Life Floor	Original Interest Rate	Representative FICO
Borrower Full Name	Interest Rate Life Max	Original Loan Amount	State
Borrower Last Name	Interest Rate Periodic Cap	Original LTV	Street
City	LTV Valuation Value	Original P&I	Zip
Debt Service Coverage Ratio	Margin	Original Term
First Payment Date	Maturity Date	Property Type
Index Type	Note Date	Purpose

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(5) Origination of the assets and conformity to stated underwriting or credit extension guidelines, standards, criteria or other requirements: review and methodology.

AMC reviewed asset origination to determine conformity to the stated underwriting or credit extension guidelines, standards, criteria or other requirements that were provided to AMC and/or as directed by Client. The credit review focuses on the borrower’s credit profile and adherence to guidelines. Conformity to applicable guidelines was also assessed during the review.

Credit Application: AMC verified that the application: (i) was signed by all listed borrowers, (ii) was substantially filled out, (iii) contained all known borrower-owned properties on the Real Estate Owned section or attachments, and (iv) contained information concerning the borrowers’ property management / landlord experience.

Credit Report: AMC verified that a credit report was present for each applicable borrower and gathered data from such credit report including (i) representative FICO, (ii) credit scores from Equifax, Experian, and Transunion (if available), and (iii) the number and length of trade lines. In addition, AMC verified that any public records listed were disclosed on the application and adequately explained and in compliance with guidelines. Credit reports were not provided for Foreign Nationals.

Employment and Income: AMC determined whether applicable supporting employment and income documentation required by the guidelines was present in the mortgage loan file. While AMC did not calculate a borrower DTI, AMC did calculate a “Property DTI” per guidelines. This documentation included (i) monthly rental income information, (ii) property vacancy status, and (iii) the presence of Articles of Incorporation. In addition, a reserve calculation was performed in accordance with the guidelines.

Asset Review: AMC assessed whether the asset documentation required by the guidelines was present in the mortgage loan file.

Insurance: AMC reviewed insurance information in the file to verify (i) the presence of Rent Loss insurance equal to six (6) months PITIA, (ii) that hazard insurance met the minimum required amount of coverage in the guidelines, and (iii) that flood insurance certification was for the correct borrower, property, lender and loan number and was a “Life of Loan” certification. For properties in a flood zone per the flood certification, AMC confirmed that flood insurance met guidelines requirements (including coverage amount).

Title: AMC verified whether the appropriate vestee was on the title document (if a purchase, the seller; if a refinance, the borrower) and reviewed the Title Commitment for the disclosure issues such as assessments; covenants, conditions and restrictions; access problems; the vicinity of property to military airports; prior leases; court orders/divorce decrees; public probate issues; foreclosures; bankruptcies; judgment liens; state and federal tax liens; and environmental liens. AMC’s review looked for instances of delinquent taxes (non-liens) and the presence of oil, gas, water, or mineral rights.

Each loan, reviewed under this scope, was reviewed for adherence to the relevant credit policy as indicated by the Client. For this review, procedures followed included:

▪	Reviewing the provided Note, Mortgage/DOT, and Guaranty Agreement(s) to confirm execution, adherence to the credit policy, and agreement with other Loan Approval documentation.
▪	Examining appraisal reports, BPO’s, and appraisal reviews to determine if the property type is consistent with underwritten property type and usage (such as evidence/an indication of either owner or tenant occupancy) and comparing this information against other relevant information contained within applicable sections of the loan file to evaluate consistency, accuracy, and adheres to the credit policy.
▪	Reviewing environmental reporting, Flood Certification, and Evidence of Insurance to confirm accuracy and adherence to credit policy requirements.
▪	Reviewing credit reporting, VOR/VOM, Background Check(s), and any applicable Letter(s) of Explanation to confirm accuracy, adherence to credit policy requirements, and consistency with the Final Loan Approval worksheet.
▪	Reviewing HUD-1’s, Title Search, Purchase Agreements, existing leases/rent rolls, and verification of funds with loan terms, and underwritten approved terms and amounts/LTV/LTC as well as adherence to credit policy requirements.
▪	Reviewing LOI/LOE(s) for presence of un-qualified statement of business and occupancy intent, confirmation that the LOI/LOE cited address is consistent with the subject property address, and that signatory(s) are consistent with the identified borrower(s)/guarantor(s).

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▪	Reviewing Final Form 1003/Loan application to ensure complete execution that the subject property listed is consistent with the subject property, and that the listed residence for the Individual(s) is an address other than the subject property.
▪	Confirming, if applicable, business license(s) and P&L’s are present, valid, and adheres to credit policy requirements.
▪	Confirming, if applicable, second mortgage documents are present, valid, align with approved terms amounts, and adhere to credit policy requirements.
▪	Reviewing final loan approval worksheets for accuracy, completion, documentation of approval for any exceptions, and evaluating such items for agreement/consistency with all other documentation contained in the review file.
▪	Reviewing the Certification of Business Purpose and Certification of Non-Owner Occupancy and Indemnity for presence of completed fields, and verifying that the hand written Primary Residence address differs from the subject property address, and is signed/dated as required.
▪	Verifying presence of a complete Certification of Non-Owner Occupancy and Indemnity document for each individual borrower/co-borrower/guarantor identified within the subject note/guaranty agreement, including the presence of either individual certifications or one certificate containing all required signatures.
▪	Comparing the Primary Residence address(es) listed for consistency between the Final Form 1003/Loan application(s) and the Certification(s) of Non-Owner Occupancy and Indemnity.
▪	Documenting any non-approved credit policy exceptions and/or inconsistencies and reporting and/or marking such items for further dialogue.

(6) Value of collateral securing the assets: review and methodology.

AMC reviewed the appraisal included in the loan file for the following information: (i) property type, (ii) age of appraisal, (iii) verification of the property address, (iv) completeness and appropriateness of the appraisal form, (v) the analysis of demand, supply, and marketing time as contained in the appraisal, (vi) property values, (vii) appraiser comments regarding lot size, zoning, and well and septic conditions as well as legal use restrictions, (viii) a comparable sales analysis including age, distance, and adjustments, (ix) property age, (x) predominate market value, and (xi) a quality and condition ratings. In addition, AMC sought to verify the licensing of the appraiser, if possible.

If more than one valuation was provided, AMC confirmed consistency among the valuation products and if there were discrepancies that could not be resolved, AMC created an exception and worked with the client on the next steps which included ordering of additional valuation products such as collateral desktop analyses, broker’s price opinions, and full appraisals. If the property valuation products included in AMC’s review resulted in a variance of more than 10% then the client was notified of such variance and a second independent valuation product was generally ordered.

(7) Compliance of the originator of the assets with federal, state and local laws and regulations: review and methodology.

Not applicable.

(8) Other: review and methodology.

The final review results reflected in the Overall Review Results Summary herein may include additional exceptions identified after AMC’s initial review was completed where loan level issues were identified by external parties as a result of separate, distinct quality control evaluation of the loan files. In such cases, any additional exceptions cited by any such quality control evaluation would either be reflected (i) as an open exception or (ii) remediated if required documentation and/or curative actions were provided to AMC. The exception totals reflected herein, and corresponding Exception Rating, include exceptions that were so subsequently identified, if any. Please note that only a limited number of loans, if any, reflected in the Review Results Summary were subject to such external quality control evaluations.

In addition to the procedures above, AMC conducted the following supplemental reviews:

Document Review

For each mortgage loan, AMC reviewed the loan file to verify whether the following documents, if applicable, were included in the file and if the data on these documents was consistent and logical.

Initial Application	Personal Guarantee	Mortgage/Deed of Trust
Credit Report	Appraisal	Note
Asset Documentation	Title / Preliminary Title	Certificate of Business Purpose / Non-Owner Occupancy
Sales Contract	Final HUD-1	Article of incorporation, if applicable
Hazard and/or flood insurance policies	Fraud/OFAC reports	Landlord Experience
Operating Agreement	Lease(s) and evidence of payment

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Compliance / Owner Occupancy Review

AMC reviewed the information contained in the mortgage file in order to: (i) verify the presence, signature presence, and correct address of a business purpose certificate and non-owner occupancy declaration, (ii) verify that the application and other supporting documentation (income/asset documentation, hazard insurance, license/passport/Visa, credit report, certificate of non-owner occupancy declaration) lists a borrower’s address different from the property address, (iii) verify that the appraisal states the property is tenant occupied or vacant, (iv) verify that the same person signed the application and non-owner occupancy declaration, (v) verify the presence of insurance (hazard coverage plus liability coverage; landlord/rent loss insurance) on the subject property, (vi) verify that the property appraisal contains a current rent / rental analysis, (vii) for a refinance and if in the guidelines, verify that there is a lease on the subject property, (viii) verify the presence of rental assignment language in the borrower contract, (ix) provide an indication whether the borrower is a renter or homeowner (if renter, reasonableness review of whether borrower is occupying the property based upon factors above and proximity), and (x) if part of the guidelines, confirm real estate landlord experience is present for the borrower (if not part of the guidelines, reasonableness review of whether borrower is occupying the property based on factors above and other indications as reasonably appropriate).

SUMMARY OF FINDINGS AND CONCLUSIONS OF REVIEW

AMC reviewed 18 mortgage loans in the securitization population. Of these loans, two (2) mortgage loans had an exception related to credit items and/or guideline adherence.

OVERALL RESULTS GRADING SUMMARY

After considering the grading implications of the Credit and Property/Valuation sections below, 100% of the Loans by number under the S&P and DBRS grading criteria in the pool possessed a NRSRO grade of “A”, or “B”.

NRSRO Grade (DBRS & S&P)	# Loans	% of Loans
A	16	88.89%
B	2	11.11%
C	0	0.00%
Total	18	100.00%

Please see the various summaries below and the Exception Detail section for additional detail on exceptions within each category of Review.

CREDIT REVIEW RESULTS SUMMARY

AMC conducted a credit review on all 18 loans in the securitization population. Two (2) loans were found to have a total of three (3) guideline exceptions. The table below summarizes the individual exceptions which carried an associated “B”, “C”, or “D” level exception grade.

NRSRO Grade (DBRS & S&P)	# Loans	% of Loans
A	16	88.89%
B	2	11.11%
C	0	0.00%
Total	18	100.00%

Exception Type	Final Exception Rating	Exception Category	Total
Credit	B	Guideline	2
		Credit	1
		Total Credit Grade (B) Exceptions:	3
Total Credit Exceptions:			3

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NON-OWNER OCCUPIED RESULTS SUMMARY

AMC reviewed all 18 mortgage loans for non-owner occupancy through the procedures above. None of the loans have an open exception concerning non-owner occupancy.

VALUATION RESULTS SUMMARY

AMC conducted a valuation review on all 18 loans in the securitization population. Under the applicable DBRS and S&P NRSRO grading criteria, zero (0) loans were graded a “B” or “C”.

NRSRO Grade (DBRS & S&P)	# Loans	% of Loans
A	18	100.00%
B	0	0.00%
C	0	0.00%
Total	18	100.00%

TAPE DATA INTEGRITY REVIEW RESULTS SUMMARY

A tape integrity review was conducted by AMC utilizing data that was captured by AMC during the Guideline Review and comparing such information to the securitization tape. There were no discrepancies.

ADDITIONAL LOAN POPULATION SUMMARY*

Amortization Type	Loan Count	% of Loans	Original Balance	% of Balance
Fixed	8	44.44%	$1,490,350.00	37.15%
Adjustable	10	55.56%	$2,521,300.00	62.85%
Total	18	100.00%	$4,011,650.00	100.00%

Lien Position	Loan Count	% of Loans	Original Balance	% of Balance
1	18	100.00%	$4,011,650.00	100.00%
Total	18	100.00%	$4,011,650.00	100.00%

Loan Purpose	Loan Count	% of Loans	Original Balance	% of Balance
Cash Out: Other/Multi-purpose/Unknown Purpose	13	72.22%	$2,879,250.00	71.77%
Other-than-first-time Home Purchase	2	11.11%	$580,500.00	14.47%
Rate/Term Refinance - Borrower Initiated	3	16.67%	$551,900.00	13.76%
Total	18	100.00%	$4,011,650.00	100.00%

Original Term	Loan Count	% of Loans	Original Balance	% of Balance
241-360 Months	18	100.00%	$4,011,650.00	100.00%
Total	18	100.00%	$4,011,650.00	100.00%

Property Type	Loan Count	% of Loans	Original Balance	% of Balance
Single Family Detached	4	22.22%	$678,000.00	16.90%
Condo, Low Rise	1	5.56%	$115,500.00	2.88%
Condo, High Rise	1	5.56%	$100,000.00	2.49%
1 Family Attached	3	16.67%	$396,000.00	9.87%
2 Family	7	38.89%	$2,113,950.00	52.70%
3 Family	2	11.11%	$608,200.00	15.16%
Total	18	100.00%	$4,011,650.00	100.00%

*Percentages may not sum to 100% due to rounding.

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EXHIBIT A

AMC LOAN ID#s FOR PREVIOUSLY REVIEWED LOANS

Review Population
200482295	204793091	205005160	205277907	205753430	205962667	206221900	206397237
200495035	204793092	205005162	205277908	205753431	205962668	206221901	206397238
200688505	204793093	205014492	205308183	205753433	205962669	206233754	206397239
900713908	204793094	205021403	205308184	205756177	205981985	206233755	206397246
900713900	204793095	205058402	205308186	205756178	206023039	206233756	206397248
900713999	204793096	205058403	205308187	205756179	206023040	206258514	206397249
900006636	204793098	205058404	205310619	205756181	206023041	206258518	206397730
900006488	204793099	205059020	205310620	205756182	206045672	206258520	206397732
200697221	204793101	205059022	205311231	205756364	206045673	206258763	206400914
200758720	204799254	205059024	205311234	205756365	206045674	206258764	206400915
200794984	204799255	205063065	205311235	205756367	206059931	206258766	206402093
200795011	204799538	205063066	205311236	205757361	206059932	206268109	206402094
200823087	204799539	205063067	205311426	205757362	206059933	206276198	206402097
201064034	204799540	205063069	205311428	205757363	206059934	206276199	206402099
201142173	204799541	205064316	205311429	205757364	206059937	206280652	206415292
201142175	204799542	205064318	205311430	205786085	206059938	206280653	206415293
201191029	204800566	205064319	205311435	205786087	206059939	206280656	206415294
201390239	204800567	205064320	205316840	205786088	206059940	206280657	206415295
201390243	204800568	205064321	205316843	205786091	206061491	206280658	206415297
201390849	204800569	205070700	205316845	205786101	206061493	206280659	206415438
201540205	204800570	205070701	205320157	205786103	206061494	206280661	206417661
201556286	204819793	205070702	205320158	205787837	206075924	206280662	206418668
201600755	204819794	205070705	205325667	205787838	206083907	206280663	206418669
201630578	204819795	205078628	205325668	205787841	206083909	206281426	206418670
201707011	204823009	205078629	205325669	205787842	206083911	206281427	206418671
201708755	204823010	205078631	205325670	205789061	206098152	206281428	206421169
201710422	204823012	205078632	205325671	205789538	206101839	206281429	206421170
201745706	204825309	205078634	205325672	205789539	206101841	206281430	206425256
201919443	204825310	205078636	205326597	205789543	206101842	206286981	206425257
201930996	204825311	205078637	205326599	205862387	206101843	206286983	206425258
202226565	204825312	205078638	205326601	205862390	206101844	206314999	206425259
202239893	204841916	205078639	205331792	205862391	206123381	206315000	206425262

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202284770	204841917	205078640	205343326	205862392	206123382	206315001	206427131
202349032	204881498	205079625	205343328	205863171	206123383	206315002	206427133
202402857	204881500	205079626	205343768	205869030	206123385	206315003	206427134
202403228	204881502	205079628	205343769	205871206	206123386	206315004	206433674
202425238	204891415	205079630	205343770	205871208	206123388	206315005	206433675
202480820	204891416	205103748	205343771	205872742	206123389	206315032	206433676
202642290	204891417	205124260	205343772	205872745	206123391	206315034	206433677
202687053	204896248	205124261	205343774	205872746	206123392	206315035	206433678
202695220	204896249	205124264	205344523	205875114	206123393	206315460	206434244
202792950	204896253	205124265	205345778	205878700	206123394	206315464	206434246
202801313	204904958	205124266	205345780	205878702	206123397	206315465	206434247
202824159	204906406	205124267	205345781	205878703	206123398	206319665	206434248
202952404	204906407	205125656	205345782	205878704	206128396	206319667	206434826
203010465	204919817	205125657	205345877	205878705	206128397	206319670	206434827
203080596	204919818	205125658	205345878	205878706	206128399	206319671	206434828
203086609	204919820	205125659	205346902	205878708	206128401	206345076	206434829
203170407	204919821	205165983	205346904	205878709	206128402	206345077	206434830
203282171	204919822	205165984	205346905	205878711	206137130	206345078	206434831
203358274	204924828	205165986	205346907	205878713	206137132	206345079	206435368
203416013	204924829	205165987	205403626	205878714	206137133	206345080	206435369
203555677	204924830	205165988	205403627	205878715	206143834	206345081	206435371
203608596	204924831	205165989	205403629	205878718	206143835	206345083	206435372
203611550	204924832	205165990	205426968	205878719	206143836	206345084	206435373
203627588	204924833	205216321	205426969	205878720	206143837	206345085	206435374
203939904	204926630	205216322	205511171	205878721	206143838	206345086	206435378
204125535	204935453	205216324	205511172	205883711	206143839	206391643	206435379
204125536	204935454	205225801	205538687	205883713	206143840	206391645	206435887
204147056	204935455	205225802	205538688	205883714	206143841	206391646	206435888
204164025	204935566	205225803	205538690	205887000	206143842	206392604	206435889
204352786	204940767	205225811	205538692	205943544	206145761	206392632	206447066
204362805	204940769	205254989	205538695	205943545	206145762	206392633	206447067
204479416	204940771	205254991	205538696	205943546	206145765	206392635	206447069
204490532	204994412	205254992	205538697	205943547	206145766	206392636	206447070
204490710	204994413	205254994	205538698	205960416	206152014	206392637	206447071
204497021	204994414	205254995	205538699	205960417	206152015	206392638	206447072
204497025	204994415	205254997	205538701	205960419	206160201	206392907	206447250
204498616	204994417	205256194	205543720	205960420	206160202	206392908	206455791
204630393	204994419	205256195	205543721	205960422	206160203	206392909	206455792
204786931	204997144	205256196	205543722	205960423	206221886	206396393	206455793
204786933	204997145	205256197	205543723	205960425	206221887	206396394	206463780
204786934	204997146	205257878	205543724	205960427	206221888	206396395	900713965
204786935	204997147	205260607	205753416	205960428	206221889	206396396
204786983	204997148	205260608	205753417	205960429	206221890	206396397

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204786984	205002116	205260610	205753418	205960518	206221891	206396400
204786985	205002117	205260611	205753420	205962663	206221892	206396402
204786986	205002118	205260614	205753421	205962664	206221898	206397235
204793088	205002124	205277906	205753423	205962665	206221899	206397236

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